Statement of Investments

March 31, 2021 (unaudited)

Aberdeen Emerging Markets Equity Income Fund, Inc.

Shares	Description	Industry and Percentage of Net Assets	Value (US$)

LONG-TERM INVESTMENTS—106.1%
COMMON STOCKS—92.5%
AUSTRALIA—1.6%
274,587	BHP Group PLC	Metals & Mining— 1.6%	$7,952,565
BRAZIL—6.0%
257,300	B3 SA - Brasil Bolsa Balcao	Capital Markets— 0.5%	2,496,820
1,447,602	Banco Bradesco SA	Banks— 1.2%	6,046,409
2,950	MercadoLibre, Inc. (a)	Internet & Direct Marketing Retail— 0.9%	4,342,813
508,800	Telefonica Brasil SA	Diversified Telecommunication Services— 0.8%	3,998,157
743,095	Vale SA, ADR	Metals & Mining— 2.6%	12,914,991
			29,799,190
CHILE—0.1%
86,934	Enel Chile SA, ADR	Electric Utilities— 0.1%	340,781
CHINA—28.4%
454,400	Alibaba Group Holding Ltd. (a)	Internet & Direct Marketing Retail— 2.6%	12,910,687
1,968,500	China Merchants Bank Co. Ltd., H Shares	Banks— 3.0%	15,081,051
982,000	China Resources Gas Group Ltd.	Gas Utilities— 1.1%	5,450,496
3,181,500	China Resources Land Ltd.	Real Estate Management & Development— 3.1%	15,506,059
1,602,000	China Vanke Co. Ltd., H Shares	Real Estate Management & Development— 1.3%	6,295,184
6,487,000	CNOOC Ltd. (b)	Oil, Gas & Consumable Fuels— 1.4%	6,795,509
164,903	LONGi Green Energy Technology Co. Ltd., A Shares (c)	Semiconductors & Semiconductor Equipment— 0.5%	2,232,687
599,886	Midea Group Co. Ltd., A Shares (Stock Connect) (c)	Household Durables— 1.5%	7,558,718
1,432,280	NARI Technology Co. Ltd., A Shares (Stock Connect) (c)	Electrical Equipment— 1.4%	6,834,387
994,500	Ping An Insurance Group Co. of China Ltd., H Shares	Insurance— 2.4%	11,895,569
2,537,135	SAIC Motor Corp. Ltd., A Shares (Stock Connect) (c)	Automobiles— 1.5%	7,642,134
345,000	Shenzhou International Group Holdings Ltd.	Textiles, Apparel & Luxury Goods— 1.4%	7,216,205
418,900	Tencent Holdings Ltd.	Interactive Media & Services— 6.7%	33,431,369
1,209,952	Xinjiang Goldwind Science & Technology Co. Ltd. A Shares (c)	Electrical Equipment— 0.5%	2,635,099
			141,485,154
HONG KONG—5.4%
418,000	AIA Group Ltd.	Insurance— 1.0%	5,114,968
2,803,000	Hang Lung Properties Ltd.	Real Estate Management & Development— 1.5%	7,316,505
159,432	Hong Kong Exchanges & Clearing Ltd.	Capital Markets— 1.9%	9,458,439

See accompanying Notes to Portfolio of Investments.

Statement of Investments (continued)

March 31, 2021 (unaudited)

Aberdeen Emerging Markets Equity Income Fund, Inc.

19,515,000	Pacific Basin Shipping Ltd.	Marine— 1.0%	$5,285,131
			27,175,043
INDIA—11.1%
124,000	Hindustan Unilever Ltd.	Household Products— 0.8%	4,116,163
306,100	Housing Development Finance Corp. Ltd.	Thrifts & Mortgage Finance— 2.1%	10,542,441
540,000	Infosys Ltd.	Information Technology Services— 2.0%	10,127,107
292,600	Infosys Ltd., ADR	Information Technology Services— 1.1%	5,477,472
3,758,000	ITC Ltd.	Tobacco— 2.3%	11,209,300
2,480,000	Power Grid Corp. of India Ltd.	Electric Utilities— 1.5%	7,327,556
150,616	Tata Consultancy Services Ltd.	Information Technology Services— 1.3%	6,557,354
			55,357,393
INDONESIA—2.5%
17,627,000	Bank Rakyat Indonesia Persero Tbk PT (a)	Banks— 1.1%	5,347,756
1,296,200	Mandom Indonesia Tbk PT	Personal Products— 0.1%	559,976
38,109,800	Sepatu Bata Tbk PT (a)	Textiles, Apparel & Luxury Goods— 0.4%	1,915,329
19,211,800	Telkom Indonesia Persero Tbk PT	Diversified Telecommunication Services— 0.9%	4,534,668
			12,357,729
KAZAKHSTAN—0.5%
37,297	Kaspi.KZ JSC (d)	— 0.5%	2,648,087
MACAU—2.0%
2,039,200	Sands China Ltd. (a)	Hotels, Restaurants & Leisure— 2.0%	10,220,716
MEXICO—3.6%
110,186	Grupo Aeroportuario del Centro Norte SAB de CV, ADR (a)	Transportation Infrastructure— 1.1%	5,566,597
1,384,645	Grupo Financiero Banorte SAB de CV, Class O (a)	Banks— 1.6%	7,807,448
879,958	Grupo Mexico SAB de CV	Metals & Mining— 0.9%	4,638,405
			18,012,450
POLAND—1.0%
156,552	Allegro.eu SA (a)(d)	Internet & Direct Marketing Retail— 0.4%	2,203,716
42,500	Dino Polska SA (a)(d)	Food & Staples Retailing— 0.6%	2,801,727
			5,005,443
ROMANIA—0.5%
711,100	BRD-Groupe Societe Generale SA (a)	Banks— 0.5%	2,689,724
RUSSIA—6.3%
485,400	Globaltrans Investment PLC, GDR	Road & Rail— 0.7%	3,234,604
169,171	LUKOIL PJSC, ADR	Oil, Gas & Consumable Fuels— 2.7%	13,669,993
2,429,800	Moscow Exchange MICEX-RTS PJSC	Capital Markets— 1.1%	5,598,179

See accompanying Notes to Portfolio of Investments.

Statement of Investments (continued)

March 31, 2021 (unaudited)

Aberdeen Emerging Markets Equity Income Fund, Inc.

2,288,500	Sberbank of Russia PJSC	Banks— 1.8%	$8,803,155
			31,305,931
SOUTH AFRICA—4.9%
37,993	Anglo American Platinum Ltd.	Metals & Mining— 1.1%	5,541,119
1,559,400	FirstRand Ltd.	Diversified Financial Services— 1.1%	5,449,649
56,100	Naspers Ltd., N Shares	Internet & Direct Marketing Retail— 2.7%	13,436,524
			24,427,292
TAIWAN—14.0%
266,000	Accton Technology Corp.	Communications Equipment— 0.5%	2,586,092
472,000	Globalwafers Co. Ltd.	Semiconductors & Semiconductor Equipment— 2.5%	12,513,682
883,000	Hon Hai Precision Industry Co. Ltd.	Electronic Equipment Instruments & Components— 0.8%	3,873,468
1,954,000	Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services— 1.3%	6,724,943
2,098,000	Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment— 8.9%	44,182,188
			69,880,373
THAILAND—3.7%
4,101,400	Hana Microelectronics PCL, Foreign Shares	Electronic Equipment Instruments & Components— 1.5%	7,278,046
2,522,600	Intouch Holdings PCL, Foreign Shares	Wireless Telecommunication Services— 0.9%	4,695,284
14,433,400	Land & Houses PCL, Foreign Shares	Real Estate Management & Development— 0.8%	3,959,097
4,856,600	Lotus's Retail Growth Freehold And Leasehold Property Fund	Equity Real Estate Investment Trusts (REIT)— 0.5%	2,424,415
			18,356,842
TURKEY—0.9%
3,068,381	Enerjisa Enerji AS (d)	Electric Utilities— 0.9%	4,347,823
	Total Common Stocks		461,362,536
PREFERRED STOCKS—13.3%
BRAZIL—1.3%
3,583,120	Itausa - Investimentos Itau SA	Banks— 1.3%	6,569,568
SOUTH KOREA—12.0%
35,056	LG Chem Ltd.	Chemicals— 2.4%	11,993,186

See accompanying Notes to Portfolio of Investments.

Statement of Investments (continued)

March 31, 2021 (unaudited)

Aberdeen Emerging Markets Equity Income Fund, Inc.

736,593		Samsung Electronics Co. Ltd., Pref	Technology Hardware, Storage & Peripherals— 9.6%	$47,707,807
				59,700,993
		Total Preferred Stocks		66,270,561
PRIVATE EQUITY—0.3%
GLOBAL—0.0%*
11,723,413	(e)	Emerging Markets Ventures I, L.P. (a)(f)(g)(h)(i)(j)	Private Equity— —%	75,147
ISRAEL—0.3%
1,250,001	(e)	ABS GE Capital Giza Fund, L.P. (a)(f)(g)(i)(j)(k)	Private Equity— —%	21,988
3,349,175	(e)	BPA Israel Ventures, LLC (a)(f)(g)(h)(i)(j)(k)	Private Equity— 0.1%	173,621
108,960		Exent Technologies Ltd. Preferred A1 Shares (a)(f)(g)(i)(j)(l)	Private Equity— —%	—
93,456		Exent Technologies Ltd. Preferred C Shares (a)(f)(g)(i)(j)(l)	Private Equity— —%	—
23,574		Exent Technologies Ltd. Warrants A1 (a)(f)(g)(i)(j)(l)	Private Equity— —%	—
4,000,000	(e)	Giza GE Venture Fund III, L.P. (a)(f)(g)(i)(j)(k)(m)	Private Equity— —%	20,720
1,522,368	(e)	Neurone Ventures II, L.P. (a)(f)(g)(i)(j)(k)(m)	Private Equity— 0.1%	399,013
2,400,000		Telesoft Partners II QP, L.P. (a)(f)(i)(j)(k)	Private Equity— 0.1%	521,160
				1,136,502
	Total Private Equity			1,211,649
	Total Long-Term Investments—106.1% (cost $424,073,369)			528,844,746

Shares	Description	Value (US$)

SHORT-TERM INVESTMENT—2.1%
UNITED STATES—2.1%
10,652,650	State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.04%(n)	10,652,650
	Total Short-Term Investment—2.1% (cost $10,652,650)	10,652,650
	Total Investments—108.2% (cost $434,726,019)	539,497,396
	Liabilities in Excess of Other Assets—(8.2)%	(40,906,482)
	Net Assets—100.0%	$498,590,914

(a)	Non-income producing security.
(b)	The Fund will divest from securities subject to Executive Order 13959 (the “EO”) in accordance with the applicable requirements and timelines.The Fund is in compliance with the EO and will remain in compliance with the EO.
(c)	China A Shares. These shares are issued in local currency, traded in the local stock markets and are held through either a Qualified Foreign Institutional Investor (QFII) license or the Shanghai or Shenzhen Hong-Kong Stock Connect program.
(d)	Denotes a security issued under Regulation S or Rule 144A.
(e)	Represents contributed capital.
(f)	Illiquid security.
(g)	Considered in liquidation by the Fund's Adviser.
(h)	As of March 31, 2021, the aggregate amount of open commitments for the Fund is $2,627,412.
(i)	Restricted security, not readily marketable.
(j)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Fund's Board of Directors. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note (a) of the accompanying Notes to Portfolio of Investments.
(k)	Fund of Fund investment.

See accompanying Notes to Portfolio of Investments.

Statement of Investments (concluded)

March 31, 2021 (unaudited)

Aberdeen Emerging Markets Equity Income Fund, Inc.

(l)	Direct investment.
(m)	Considered active investments by the Fund's Adviser.
(n)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of March 31, 2021.
*	“Global” is the percentage attributable to the Fund’s holdings in a private equity fund which invests globally and is not categorized under a particular country.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to Portfolio of Investments.

Notes to Portfolio of Investments (unaudited)

March 31, 2021

Summary of Significant Accounting Policies

a. Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application. The Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. A security using any of these pricing methodologies is determined to be a Level 1 investment.

Foreign equity securities that are traded on foreign exchanges that close prior to Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider approved by the Board. These valuation factors are used when pricing the Fund's portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share net asset value. Generally, these investment types are categorized as Level 1 investments.

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Fund’s Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Fund's Board of Directors. A security that has been fair valued by the Fund’s Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs.

The Fund may also invest in private equity private placement securities, which represented 0.3% of the net assets of the Fund as of March 31, 2021. The private equity private placement securities in which the Fund is invested are deemed to be restricted securities. In the absence of readily ascertainable market values, these securities are valued at fair value as determined in good faith by, or under the direction of the Board, pursuant to valuation policies and procedures established by the Board. The Fund’s estimate of fair value assumes a willing buyer and a willing seller neither of whom are acting under the compulsion to buy or sell. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could differ from the prices originally paid by the Fund or the current carrying values, and the difference could be material. These securities are stated at fair value as determined by the Fund's Pricing Committee by utilizing the net asset valuations provided by the underlying funds as a practical expedient. In determining the fair value of these investments, management uses the market approach which includes as the primary input the capital balance reported; however, adjustments to the reported capital balance may be made based on various factors, including, but not limited to, the attributes of the interest held, including the rights and obligations, and any restrictions or illiquidity of such interests, and the fair value of these private equity investments.

Aberdeen Emerging Markets Equity Income Fund, Inc.